Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Recurring Basis [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities		$ 0
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	$ 12,373,000	704,000
Level 1 [Member] | Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	12,373,000	$ 704,000
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	1,499,000
Level 3 [Member] | Silver Creek [Member] | Warrant Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	$ 1,499,000